Note 28 - Cash Flow Disclosures - Cash Flow Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Inventories	$ 311,459	$ (176,443)	$ (804,415)
Receivables and prepayments and Current tax assets	(34,368)	30,144	(4,564)
Trade receivables	428,326	(517,579)	(259,375)
Other liabilities	(18,295)	(22,984)	4,226
Customer advances	16,844	5,976	17,039
Trade payables	(180,857)	(57,066)	193,905
Increase (decrease) in working capital	523,109	(737,952)	(853,184)
Income tax accruals less payments
Tax accrued	202,452	229,207	(17,136)
Taxes paid	(395,869)	(170,713)	(176,853)
Adjustments for income tax expense	(193,417)	58,494	(193,989)
Interest accruals less payments, net
Interest accrued	(4,616)	(2,914)	(20,534)
Interest received	30,890	40,613	50,001
Interest paid	(30,655)	(31,548)	(17,917)
Interest income (expense)	(4,381)	6,151	11,550
Cash at banks, liquidity funds and short - term investments	1,554,299	428,361	330,221
Bank overdrafts	(24)	(1,644)	(131)
Total cash and cash equivalents if different from statement of financial position	$ 1,554,275	$ 426,717	$ 330,090	$ 398,580